FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
U.S. GAAP establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1—inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2—inputs to the valuation methodology include:

•quoted prices for similar assets or liabilities in active markets;

•quoted prices for identical or similar assets or liabilities in inactive markets;

•inputs other than quoted prices that are observable for the asset or liability;

•inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

    Level 3—Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of the observable inputs and minimize the use of unobservable inputs.
NOTE C—FAIR VALUE MEASUREMENTS (Continued)

The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used as of December 31, 2025 and 2024.

Common stocks—Valued at the closing price reported on the active market on which the individual securities are traded.

Mutual funds—Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-ended mutual funds that are registered with the Securities and Exchange Commission ("SEC"). These mutual funds are required to publish their daily net asset value ("NAV") and to transact at that price. The mutual funds held by the Plan are actively traded.

Short term investments—Valued at the NAV of shares by the Plan at year end.

The methods previously described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following tables set forth, by level within the fair value hierarchy, the Plan’s investments measured at fair value on a recurring basis as of December 31, 2025 and 2024:

2025
	Level 1	Level 2	Level 3	Total
Common stocks	$68,851	$—	$—	$68,851
Mutual funds	22,414,145	—	—	22,414,145
Short-term investments	238,767	—	—	238,767
Total investments, at fair value	$22,721,763	$—	$—	$22,721,763

2024
	Level 1	Level 2	Level 3	Total
Common stocks	$30,920	$—	$—	$30,920
Mutual funds	19,605,286	—	—	19,605,286
Short-term investments	170,046	—	—	170,046
Total investments, at fair value	$19,806,252	$—	$—	$19,806,252